Note 30 - Loan Note Instruments - Loans (Details) - USD ($) $ in Thousands				12 Months Ended
	Jul. 03, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2022
Statement Line Items [Line Items]
Interest paid				$ 1,168	$ 302
Loan note payable, carrying amount				7,112	7,104
Current				665	7,104
Non-current				6,447	0
Balance				7,104
Finance cost accrued				1,168	302
Repayment - principal				0	0	$ (361)
Balance				7,112	7,104
Amounts received				6,895	0	0
Motapa [member]
Statement Line Items [Line Items]
Interest paid				619	302
Loan note payable, carrying amount				0	7,104	0
Current				0	7,104
Non-current				0	0
Balance				7,104	0
Finance cost accrued				619	302
Repayment - principal	$ (575)	$ (2,250)	$ (5,000)	(7,250)	0
Repayment – finance cost paid				(473)	0
Balance				0	7,104	$ 0
Repayment - finance cost paid				473	(0)
Motapa [member] | At fair value [member]
Statement Line Items [Line Items]
Loan note payable, carrying amount				0	6,802		$ 6,802
Balance				6,802
Balance				0	6,802
Solar loan notes, February 2, 2023 [member]
Statement Line Items [Line Items]
Interest paid				549	0
Loan note payable, carrying amount				7,112	0
Current				665
Non-current				6,447
Balance				0
Finance cost accrued				549	0
Repayment – finance cost paid				332
Balance				7,112	$ 0
Amounts received				7,000
Transaction costs				(105)
Repayment - finance cost paid				$ (332)